Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calamos Market Neutral Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.43%	9.17%	(4.26%)	5.02%	5.35%	6.73%	1.80%	4.75%	5.04%	1.30%
Calamos Hedged Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.95%	15.88%	(11.11%)	13.31%	9.66%	14.47%	0.89%	8.37%	5.45%	0.76%
Calamos Phineus Long/Short Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.87%	8.04%	(0.96%)	7.52%	19.81%	3.97%	(5.94%)	9.22%	12.89%	4.96%
Calamos Merger Arbitrage Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	(1.85%)
Calamos Convertible Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.95%	10.92%	(21.03%)	5.46%	48.77%	19.50%	0.72%	14.62%	4.75%	(3.62%)
Calamos Global Convertible Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	10.98%	13.48%	(22.06%)	(0.23%)	38.55%	15.18%	(2.73%)	14.45%	3.72%	(1.15%)
Calamos Timpani Small Cap Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	44.36%	7.57%	(37.30%)	9.12%	63.27%	20.68%	(0.08%)	36.14%	(1.06%)	(2.68%)
Calamos Timpani SMID Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	44.10%	12.26%	(34.88%)	7.89%	58.94%
Calamos Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	32.59%	37.90%	(33.17%)	23.57%	33.29%	31.44%	(5.64%)	26.90%	(1.91%)	3.28%
Calamos Growth and Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	20.93%	20.64%	(18.29%)	21.42%	22.71%	26.30%	(3.63%)	16.64%	7.47%	1.88%
Calamos Dividend Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.20%	23.51%	(17.97%)	27.53%	19.15%	29.61%	(4.66%)	21.13%	9.83%	0.28%
Calamos Select Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.33%	26.73%	(18.67%)	25.28%	16.55%	26.23%	(6.50%)	17.50%	11.75%	(3.76%)
Calamos International Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.48%	15.33%	(30.54%)	7.03%	44.97%	29.69%	(20.88%)	39.57%	(5.95%)	2.99%
Calamos Evolving World Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.99%	6.59%	(24.36%)	(6.75%)	54.24%	20.76%	(17.74%)	36.97%	(4.50%)	(8.41%)
Calamos Global Equity Fund | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	30.54%	24.54%	(27.47%)	16.79%	44.24%	29.41%	(15.26%)	34.76%	(0.77%)	5.25%
Calamos Global Opportunities Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.20%	14.05%	(21.91%)	16.00%	32.21%	18.39%	(9.49%)	20.34%	0.87%	1.02%
Calamos International Small Cap Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	10.21%	13.62%
Calamos Total Return Bond Fund | CLASS I SHARES
Prospectus [Line Items]
Annual Return [Percent]	1.80%	6.07%	(12.38%)	(1.10%)	6.97%	9.23%	(1.10%)	3.31%	3.46%	1.41%
Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.17%	12.52%	(10.13%)	6.70%	5.04%	14.57%	(4.08%)	6.31%	12.21%	(4.40%)
Calamos Short-Term Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.91%	5.68%	(3.17%)	0.01%	4.05%	4.82%